Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income (Loss) ($ Thousands)(5)
					Structure Therapeutics TSR ($)	Nasdaq Biotechnology Index TSR ($)
2025	8,429,887	36,231,692	3,048,533	11,415,397	267.50	134.82	(141,202)
2024	5,738,850	1,735,001	3,570,903	2,932,362	104.31	101.04	(122,526)
2023	7,390,911	22,057,982	2,173,414	6,950,500	156.77	101.62	(89,620)

(1)
Raymond Stevens, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Jun Yoon	Xichen Lin, Ph.D.	Jun Yoon
Mark Bach, M.D., Ph.D.	Blai Coll, M.D., Ph.D.	Blai Coll, M.D., Ph.D.
		Xichen Lin, Ph.D.
		Yingli Ma, Ph.D.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosures at the time of grant.

Year	SCT Total for PEO ($)	Deduct: Grant Date Fair Value of “Share Awards” and “Option Awards” Columns of the SCT for PEO ($)	Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Compensation Actually Paid to PEO ($)
2025	8,429,887	(7,234,922)	25,170,345	10,536,296	(669,914)	36,231,692
Year	Average SCT Total for Non-PEO NEOs ($)	Deduct: Average Grant Date Fair Value of “Share Awards” and “Option Awards” Columns of the SCT for Non-PEO NEOs ($)	Add: Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,048,533	(2,294,814)	7,980,429	2,885,416	(204,167)	11,415,397

(4)
The Peer Group TSR set forth in this table utilized the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting February 3, 2023, the date the Company’s ADSs began trading on the Nasdaq Global Market, through the end of the listed year, in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Raymond Stevens, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Jun Yoon	Xichen Lin, Ph.D.	Jun Yoon
Mark Bach, M.D., Ph.D.	Blai Coll, M.D., Ph.D.	Blai Coll, M.D., Ph.D.
		Xichen Lin, Ph.D.
		Yingli Ma, Ph.D.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilized the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting February 3, 2023, the date the Company’s ADSs began trading on the Nasdaq Global Market, through the end of the listed year, in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 8,429,887	$ 5,738,850	$ 7,390,911
PEO Actually Paid Compensation Amount	$ 36,231,692	1,735,001	22,057,982
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosures at the time of grant.

Year	SCT Total for PEO ($)	Deduct: Grant Date Fair Value of “Share Awards” and “Option Awards” Columns of the SCT for PEO ($)	Add: Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Add: Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Compensation Actually Paid to PEO ($)
2025	8,429,887	(7,234,922)	25,170,345	10,536,296	(669,914)	36,231,692

Non-PEO NEO Average Total Compensation Amount	$ 3,048,533	3,570,903	2,173,414
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,415,397	2,932,362	6,950,500
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosures at the time of grant.
Year	Average SCT Total for Non-PEO NEOs ($)	Deduct: Average Grant Date Fair Value of “Share Awards” and “Option Awards” Columns of the SCT for Non-PEO NEOs ($)	Add: Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Add: Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,048,533	(2,294,814)	7,980,429	2,885,416	(204,167)	11,415,397

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 267.5	104.31	156.77
Peer Group Total Shareholder Return Amount	134.82	101.04	101.62
Net Income (Loss)	$ (141,202,000)	$ (122,526,000)	$ (89,620,000)
PEO Name	Raymond Stevens, Ph.D.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,234,922)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,170,345
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,536,296
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(669,914)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,294,814)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,980,429
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,885,416
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (204,167)